Long-term debt - Convertible debentures (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 29, 2025 $ / shares	Jun. 01, 2021 CAD ($) $ / shares	Feb. 28, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Jun. 01, 2021 $ / shares	Mar. 20, 2019 CAD ($) $ / shares	Mar. 20, 2019 $ / shares
Debt Instrument [Line Items]
Debt issuance costs				$ 2,596	$ 3,514
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross				$ 129,106	129,750
Redemption price as a percentage of the principal amount				101.00%
Convertible debentures | Subsequent Event
Debt Instrument [Line Items]
Repayments of convertible debt			$ 1,357
Unamortized deferred financing costs derecognized			1,912
Convertible debentures | 5.50% convertible debentures
Debt Instrument [Line Items]
Interest rate		5.50%		5.50%
Long-term debt, gross				$ 74,106	74,750
Conversion price (in CAD per share) | (per share)		$ 0.192				$ 24.23
Debt issuance costs		$ 3,531
Redemption price as a percentage of the principal amount		125.00%
Debt conversion, principal amount				$ 644
Debt conversion, common shares (in shares) | shares				26,576
Convertible debentures | 5.50% convertible debentures | Subsequent Event
Debt Instrument [Line Items]
Interest rate	5.50%
Conversion price (in CAD per share) | $ / shares	$ 24.23
Conversion ratio	1.00886
Debt conversion, principal amount			$ 72,749
Debt conversion, common shares (in shares) | shares			3,002,231
Convertible debentures | 5.00% convertible debentures
Debt Instrument [Line Items]
Interest rate				5.00%			5.00%
Long-term debt, gross				$ 55,000	$ 55,000
Conversion price (in CAD per share) | (per share)							$ 0.12	$ 25.29
Debt issuance costs							$ 2,691